TAXES PAYABLE (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
TAXES PAYABLE
VAT payable	$ 252,335	¥ 1,732,736	¥ 382,361
Income tax payable	64,081	440,031	43,556
Other taxes payable	1,176	8,080	5,996
Total taxes payable	$ 317,592	¥ 2,180,847	¥ 431,913